Leases - Schedule of Components Least Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 285	$ 330
Short-term lease cost	139	192
Total lease cost	$ 424	$ 522